Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value

Assets measured at fair value are summarized below.

Fair Value Measurements at December 31, 2017 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$30,357	$—
Obligations of states and political subdivisions	—	118,056	—
Mortgage-backed securities in government sponsored entities	—	81,817	—
Equity securities in financial institutions	—	832	—
Fair value swap asset	—	1,560	—
Liabilities measured at fair value on a recurring basis:
Fair value swap liability	—	1,560	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1,040
Other Real Estate Owned	—	—	16

Fair Value Measurements at December 31, 2016 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$37,446	$—
Obligations of states and political subdivisions	—	94,998	—
Mortgage-backed securities in government sponsored entities	—	62,642	—
Equity securities in financial institutions	—	778	—
Fair value swap asset	—	1,839	—
Liabilities measured at fair value on a recurring basis:
Fair value swap liability	—	1,839	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$952
Other Real Estate Owned	—	—	37

Quantitative Information about Level 3 Fair Value Measurements

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2017 and 2016.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2017	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1,040	Appraisal of collateral	Appraisal adjustments	0% - 30%	16%
			Liquidation expense	0% - 10%	8%
			Holding period	0 - 30 months	20 months
Other real estate owned	$16	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%
			Liquidation expense	0% - 10%	10%

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2016	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$952	Appraisal of collateral	Appraisal adjustments	10% - 67%	64%
			Liquidation expense	0% - 10%	4%
			Holding period	0 - 30 months	19 months
Other real estate owned	$37	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%
			Liquidation expense	0% - 10%	10%

Carrying Amount and Fair Value of Financial Instruments

The carrying amount and fair value of financial instruments were as follows:

December 31, 2017	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$40,519	$40,519	$40,519	$—	$—
Securities available for sale	231,062	231,062	—	231,062	—
Loans, held for sale	2,197	2,197	2,197	—	—
Loans, net of allowance for loan losses	1,151,527	1,146,969	—	—	1,146,969
Other securities	14,247	14,247	14,247	—	—
Bank owned life insurance	25,125	25,125	25,125	—	—
Accrued interest receivable	4,336	4,336	4,336	—	—
Swap asset	1,560	1,560	—	1,560	—
Financial Liabilities:
Nonmaturing deposits	981,021	981,021	981,021	—	—
Time deposits	223,902	223,626	—	—	223,626
Short-term FHLB advances	56,900	56,900	56,900	—	—
Long-term FHLB advances	15,000	14,964	—	—	14,964
Securities sold under agreement to repurchase	21,755	21,755	21,755	—	—
Subordinated debentures	29,427	31,052	—	—	31,052
Accrued interest payable	410	410	410	—	—
Swap liability	1,560	1,560	—	1,560	—

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

December 31, 2016	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$36,695	$36,695	$36,695	$—	$—
Securities available for sale	195,864	195,864	—	195,864	—
Loans, held for sale	2,268	2,268	2,268	—	—
Loans, net of allowance for loan losses	1,042,201	1,047,329	—	—	1,047,329
Other securities	14,055	14,055	14,055	—	—
Bank owned life insurance	24,552	24,552	24,552	—	—
Accrued interest receivable	3,854	3,854	3,854	—	—
Swap asset	1,839	1,839	—	1,839	—
Financial Liabilities:
Nonmaturing deposits	913,677	913,677	913,677	—	—
Time deposits	207,426	207,784	—	—	207,784
Short-term FHLB advances	31,000	31,000	31,000	—	—
Long-term FHLB advances	17,500	17,553	—	—	17,553
Securities sold under agreement to repurchase	28,925	28,925	28,925	—	—
Subordinated debentures	29,427	27,414	—	—	27,414
Accrued interest payable	181	181	181	—	—
Swap liability	1,839	1,839	—	1,839	—